Discontinued Operations (Details) - MOGO Pvt Ltd [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash					$ 91,485
Disposal Group, Including Discontinued Operation, Prepaid and Other Assets					$ 51,293
Revenue from discontinued operations		$ 1,600	$ 1,600	$ 1,600
General and administrative expenses from discontinued operations	51,000	$ 201,000	124,000	498,000
Gain on sale of property and equipment from discontinuing of operations			13,000
Net cash used in operating activities for discontinued operations			$ 91,100	409,000
Net cash used in investing activities for discontinued operations				$ 65,600